STOCK PLANS - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compensation Related Costs Share Based Payments [Line Items]
Common stock, par value	$ 1	$ 1
Share-based Compensation, Number of Shares Authorized	615,000
Grant of restricted stock	$ 0	$ 0
Stock Repurchased During Period, Shares	6,324
Restricted stock expense	$ 721,124	617,779
Unrecognized compensation costs	$ 1,266,000
Restricted stock award vested percent	100.00%
Forfeited stock awards	0
Common Stock
Compensation Related Costs Share Based Payments [Line Items]
Grant of restricted stock	$ 69,327	$ 67,627
2007 Plan
Compensation Related Costs Share Based Payments [Line Items]
Issuance of common stock	315,000
Common stock, par value	$ 1.00
Restricted Stock
Compensation Related Costs Share Based Payments [Line Items]
Weighted average grant date fair value	$ 14.06
Vesting period for recognition of compensation costs	4 years
2007 Plan Amendment
Compensation Related Costs Share Based Payments [Line Items]
Issuance of common stock	300,000
Common stock, par value	$ 1.00